Senior Debentures and Innovative Capital Instruments - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Interest expense on subordinated debt	$ 14	$ 14
Sun Life ExchangEable Capital Securities | Non-Cumulative Perpetual Preferred Shares
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, number of equity instruments (in shares)	40